Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of income tax expense

	2021	2020
Current income tax expense
Expense for the year	$86.0	$50.9
Adjustment in respect of prior years	1.0	(2.4)
Current income tax expense	$87.0	$48.5
Deferred income tax expense (recovery)
Origination and reversal of temporary differences	$54.5	$(30.2)
Impact of changes in tax rates	(1.1)	(0.8)
Reversal of unrecognized deductible temporary differences	(12.9)	(6.4)
Adjustments in respect of prior years	(2.4)	2.2
Other	(1.0)	—
Deferred income tax expense (recovery)	37.1	(35.2)
Income tax expense	$124.1	$13.3

Reconciliation of the provision for income taxes

	2021	2020
Net income before income taxes	$857.8	$339.5
Statutory tax rate	26.5%	26.5%
Tax expense at statutory rate	$227.3	$90.0
Reconciling items:
Change in unrecognized deductible temporary differences	$(12.9)	$(6.4)
Income not taxable	(6.7)	(4.2)
Differences in foreign statutory tax rates	(83.6)	(66.0)
Differences due to changing future tax rates	(1.1)	(0.8)
Other	1.1	0.7
Income tax expense	$124.1	$13.3

Schedule of income tax (expense) recovery recognized in other comprehensive income (loss)

	2021			2020
	Income		Income	Income		Income
	before	Tax	after	before	Tax	after
	tax	expense	tax	tax	expense	tax
Gain on changes in the fair value of equity investments at FVTOCI	$26.1	$(3.5)	$22.6	$50.5	$(6.7)	$43.8
Currency translation adjustment	(4.0)	—	(4.0)	19.6	—	19.6
Other comprehensive income	$22.1	$(3.5)	$18.6	$70.1	$(6.7)	$63.4

Deferred tax expense		$(3.5)			$(1.5)
Income tax expense in other comprehensive income		$(3.5)			$(1.5)

Schedule of components of deferred income tax assets and liabilities

	2021	2020
Deferred income tax assets:
Deductible temporary differences relating to:
Royalty, stream and working interests	$44.0	$44.1
Non-capital loss carry-forwards	6.2	0.6
Other	(0.8)	0.4
	$49.4	$45.1

Deferred income tax liabilities:
Taxable temporary differences relating to:
Share issue and debt issue costs	$(0.6)	$0.3
Royalty, stream and working interests	133.1	89.6
Non-capital loss carry-forwards	(3.6)	(3.9)
Investments	13.7	11.6
Other	(7.2)	(6.1)
	$135.4	$91.5
Deferred income tax liabilities, net	$86.0	$46.4

Schedule of movement in net deferred tax liabilities

	2021	2020
Balance, beginning of year	$46.4	$75.6
Recognized in net income	37.1	(35.2)
Recognized in other comprehensive income	3.5	6.7
Recognized in equity	(0.4)	0.3
Other	(0.6)	(1.0)
Balance, end of year	$86.0	$46.4

Schedule of non-capital losses

Country	Type	Amount	Expiry date
Canada	Non-Capital Losses	$32.9	2029-2038
Chile	Non-Capital Losses	3.4	No expiry
		$36.3

Schedule of deductible temporary differences, losses and unused tax credits for which no deferred tax assets

	2021	2020
Royalty, stream and working interests	$—	$25.1
Tax losses (expiry dates - 2029-2033)	—	23.6
	$—	$48.7